Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Innovator U.S. Equity Ultra Buffer ETF - December
Prospectus [Line Items]
Annual Return [Percent]	9.43%	16.79%	(9.33%)	6.39%	6.68%